CAPITAL AND FINANCIAL RISK MANAGEMENT - Market Risk management (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Metal Commodity Derivative
CAPITAL AND FINANCIAL RISK MANAGEMENT
Notional amount	$ 0
Interest Rate Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Change in rate (as a percentage)	1.00%
Positive (negative) impact on income before income and mining taxes and equity assumptions of sensitivity analysis	$ 0
10.0% strengthening in U.S. Dollar
CAPITAL AND FINANCIAL RISK MANAGEMENT
Change in rate (as a percentage)	10.00%
10.0% weakening in U.S. Dollar
CAPITAL AND FINANCIAL RISK MANAGEMENT
Change in rate (as a percentage)	10.00%
10.0% weakening in U.S. Dollar | Canadian dollar
CAPITAL AND FINANCIAL RISK MANAGEMENT
Positive (negative) impact on income before income and mining taxes and equity assumptions of sensitivity analysis	$ (55,097)
10.0% weakening in U.S. Dollar | Australian dollar
CAPITAL AND FINANCIAL RISK MANAGEMENT
Positive (negative) impact on income before income and mining taxes and equity assumptions of sensitivity analysis	(3,361)
10.0% weakening in U.S. Dollar | Euro
CAPITAL AND FINANCIAL RISK MANAGEMENT
Positive (negative) impact on income before income and mining taxes and equity assumptions of sensitivity analysis	(10,891)
10.0% weakening in U.S. Dollar | Mexican peso
CAPITAL AND FINANCIAL RISK MANAGEMENT
Positive (negative) impact on income before income and mining taxes and equity assumptions of sensitivity analysis	$ 970